Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000005504
Average Annual Return [Line Items]
Average Annual Return, Percent		14.90%	7.77%	6.70%
Without Sales Load [Member] | C000049240
Average Annual Return [Line Items]
Average Annual Return, Percent		14.60%	7.50%	6.43%
Without Sales Load [Member] | C000049241
Average Annual Return [Line Items]
Average Annual Return, Percent		14.27%	7.23%	6.16%
Without Sales Load [Member] | C000244827
Average Annual Return [Line Items]
Average Annual Return, Percent	13.22%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	15.00%	12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.72%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.97%	6.70%	5.83%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.97%	6.70%	5.83%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.97%	6.70%	5.83%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.24%